Hamlin High Dividend Equity Fund | ProspectusFourMember
HAMLIN HIGH DIVIDEND EQUITY FUND -- INVESTOR CLASS SHARES
FUND INVESTMENT OBJECTIVE
The Hamlin High Dividend Equity Fund (the "Fund") seeks high current income and long-term capital appreciation.
FUND FEES AND EXPENSES
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Investor Class Shares Hamlin High Dividend Equity Fund
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 7 days)	0.0200

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Investor Class Shares Hamlin High Dividend Equity Fund
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Shareholder Servicing Fees		0.25%
Other Expenses		1.69%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	3.20%
Less Fee Reductions and/or Expense Reimbursements		(1.69%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.51%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[2]	Hamlin Capital Management, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's Investor Class Shares' average daily net assets until April 30, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Shares Hamlin High Dividend Equity Fund	154	828	1,527	3,387

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period from March 30, 2012 (commencement of Fund operations) to December 31, 2012, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing the Fund's investment objective, Hamlin Capital Management, LLC ("Hamlin" or the "Adviser"), the Fund's adviser, seeks to identify and invest Fund assets in dividend-paying equity securities of companies that, in the Adviser's opinion, are undervalued in the market. Generally, the Adviser seeks companies with the following characteristics:

o Dividend yields approximately one and one-half times or greater than that of the S&P 500 Index;

o History of increasing dividends and/or prospects for future dividend growth;

o Low debt, ample free cash flow and attractive returns on equity;

o Attractive valuation suggesting appreciation potential; and

o Company management teams with experience, significant equity ownership and a tangible commitment to paying consistent and growing dividends over time.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of real estate investment trusts ("REITS") and interests in master limited partnerships ("MLPs"). The Fund may invest in companies of any market capitalizations range, although the Adviser expects to invest Fund assets mostly in mid- and large-capitalization companies. The Fund will generally invest in equity securities of domestic companies, but may invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects the Fund's investments in foreign companies will not exceed 25% of its assets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

DIVIDEND PAYING STOCKS RISK -- The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

SECTOR RISK--Given the Fund's focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to higher dividend-yield sectors and industries than the broad equity market. As a result, the value of the Fund's shares may be especially sensitive to factors and economic risks that specifically affect those sectors. The Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

o	FINANCIAL SERVICES. Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

o	CONSUMER STAPLES. Companies in the consumer staples sector are subject to government regulation affecting their products which may negatively impact such companies' performance. The success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand.

o	CONSUMER DISCRETIONARY. Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending.

o	ENERGY. Companies in the energy sector are subject to supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies.

VALUE STOCK RISK -- The Fund pursues a value approach to investing. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

FOREIGN COMPANY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.

REIT RISK -- REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation.

MLP RISK - MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

PERFORMANCE INFORMATION

The Fund commenced operations on March 30, 2012 and therefore does not have Performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.